Significant Agreements and Contracts - License Agreement with NantCell (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended
	Apr. 30, 2015	Dec. 31, 2018	Dec. 31, 2017
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Cost-method investments, aggregate carrying amount		$ 237,008	$ 237,008
Nant Cell
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Deferred revenue	$ 10,000
Common stock received (in shares)	10
Vested equity received	$ 100,000
Cost-method investments, aggregate carrying amount		$ 100,000
Nant Cell | Maximum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rate percent of net sales	(5.00%)